Other Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Expenses [Abstract]
Schedule of Other Expenses
	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Fair value loss on financial liabilities at FVTPL	-	-	29,533	4,223
Donations	3,988	6,322	23,395	3,345
Foreign exchange loss	-	-	10,161	1,453
Penalty	24	1,425	5,777	827
Fair value loss on financial assets at FVTPL	699	832	1,134	162
Loss on disposal of items of property, plant and equipment	-	50	18	3
Others	492	446	3,581	512

Total	5,203	9,075	73,599	10,525